Capital and reserves - Share capital and additional paid-in capital (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 13, 2022 $ / shares $ / shares shares	Dec. 31, 2023 CNY (¥) shares Vote	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 $ / shares	May 16, 2023 CNY (¥)	May 16, 2023 USD ($)	Dec. 31, 2022 shares	Jul. 11, 2022 $ / shares	Jun. 30, 2022 $ / shares
Capital and reserves
Number of shares authorized		5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares					$ 0.00001	$ 0.00001					$ 0.00001
Share capital | ¥		¥ 95,000	¥ 95,000	¥ 92,000
Number of shares issued		1,263,689,685	1,263,689,685	1,225,566,355
Decrease in number of shares outstanding			(3,462,870)
2022 share repurchase program
Capital and reserves
Number of shares repurchased			3,462,868
Treasury shares
Capital and reserves
Number of shares issued		20,356,896	18,834,996	22,919,736
Additional paid-in capital
Capital and reserves
Cash transferred							¥ 730,898,000	$ 105
Ordinary shares
Capital and reserves
Ordinary shares, par value | $ / shares	$ 0.00001									$ 0.00001
Share capital | ¥		¥ 95,000	¥ 95,000
Number of shares issued	41,586,200	1,263,689,685	1,263,689,685
Number of over allotment shares	486,200
Price per share | $ / shares	$ 13.80
Ordinary shares | Treasury shares
Capital and reserves
Number of restricted shares became vested		636,608	4,161,100	3,897,180
Class A ordinary shares
Capital and reserves
Share capital | ¥				¥ 69,000
Number of shares issued				897,275,873
Number of votes | Vote		1
Conversion of ordinary shares		1
Class A ordinary shares | Treasury shares
Capital and reserves
Number of shares repurchased									6,111,276
Class B ordinary shares
Capital and reserves
Share capital | ¥				¥ 23,000
Number of shares issued				328,290,482
Number of votes | Vote		3